Deposits and Prepayment - Schedule of Deposits and Prepayment (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Deposits and Prepayment [Line Items]
Total deposits and prepayment classified as non-current assets	$ 273,974	$ 1,743,423
Total deposits – related party classified as non-current assets	897,436	600,000
Deposit – related party classified as non-current assets:
Total deposits and prepayment classified as non-current assets	273,974	1,743,423
Total deposits – related party classified as non-current assets	897,436	600,000
Deposits and prepayment classified as current assets:
Total deposits and prepayment classified as current assets	42,646	203,178
Trade deposit [Member]
Schedule of Deposits and Prepayment [Line Items]
Total deposits and prepayment classified as non-current assets	192,308	320,513
Deposit – related party classified as non-current assets:
Total deposits and prepayment classified as non-current assets	192,308	320,513
Financial service deposit (note) [Member]
Schedule of Deposits and Prepayment [Line Items]
Total deposits and prepayment classified as non-current assets		897,436
Deposit – related party classified as non-current assets:
Total deposits and prepayment classified as non-current assets		897,436
Deposits and prepayment classified as current assets:
Total deposits and prepayment classified as current assets		187,500
Prepaid Accounting Service Fee [Member]
Schedule of Deposits and Prepayment [Line Items]
Total deposits and prepayment classified as non-current assets	73,333
Deposit – related party classified as non-current assets:
Total deposits and prepayment classified as non-current assets	73,333
Prepaid financial service fee (note) [Member]
Schedule of Deposits and Prepayment [Line Items]
Total deposits and prepayment classified as non-current assets		62,500
Deposit – related party classified as non-current assets:
Total deposits and prepayment classified as non-current assets		62,500
Deposits paid for purchase of property, plant and equipment [Member]
Schedule of Deposits and Prepayment [Line Items]
Total deposits and prepayment classified as non-current assets	8,333	462,974
Deposit – related party classified as non-current assets:
Total deposits and prepayment classified as non-current assets	8,333	462,974
Deposit for operating lease arrangement [Member]
Schedule of Deposits and Prepayment [Line Items]
Total deposits – related party classified as non-current assets	897,436	600,000
Deposit – related party classified as non-current assets:
Total deposits – related party classified as non-current assets	897,436	600,000
Prepaid Insurance Expenses [Member]
Deposits and prepayment classified as current assets:
Total deposits and prepayment classified as current assets	12,115	11,127
Prepaid Logistics Costs [Member]
Deposits and prepayment classified as current assets:
Total deposits and prepayment classified as current assets	4,720
Prepaid service fee [Member]
Deposits and prepayment classified as current assets:
Total deposits and prepayment classified as current assets	20,000
Utility and other deposit [Member]
Deposits and prepayment classified as current assets:
Total deposits and prepayment classified as current assets	$ 5,811	$ 4,551